UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

GOVERNMENT PORTFOLIO

FORM N-Q

MAY 31, 2018

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 98.5%
U.S. Government Agencies - 50.7%
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.960%)	1.790%	6/1/18	$51,800,000	$51,800,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.870%)	1.880%	6/27/18	100,000,000	99,999,281	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.340%)	2.244%	7/9/18	100,000,000	99,998,950	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	1.979%	7/11/18	115,000,000	115,002,666	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.110%)	2.028%	7/12/18	78,750,000	78,752,766	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.140%)	2.047%	8/1/18	48,000,000	48,004,930	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.350%)	2.254%	8/1/18	15,000,000	14,999,747	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.850%)	1.900%	8/10/18	50,000,000	49,999,997	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.900%)	1.850%	8/27/18	55,000,000	54,992,306	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.830%)	1.920%	9/12/18	35,000,000	35,002,123	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.095%)	2.004%	10/3/18	39,175,000	39,175,705	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.300%)	2.204%	12/5/18	65,000,000	65,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.020%)	1.730%	1/14/19	55,000,000	54,998,281	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.120%)	1.856%	1/30/19	155,000,000	154,989,456	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.065%)	1.969%	3/12/19	100,000,000	99,996,086	(a)
Federal Farm Credit Bank (FFCB) (6 mo. USD LIBOR - 0.360%)	2.050%	3/22/19	100,000,000	99,994,453	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.080%)	1.984%	3/25/19	25,000,000	24,998,978	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.105%)	1.645%	4/10/19	205,000,000	204,991,072	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.105%)	1.645%	4/11/19	60,000,000	59,997,409	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.100%)	1.818%	4/12/19	100,000,000	99,994,158	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate)	1.700%	4/15/19	125,000,000	124,989,061	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090%)	1.660%	6/3/19	100,000,000	99,994,212	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.085%)	1.989%	8/8/19	67,260,000	67,251,891	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.670%	8/16/19	17,950,000	17,949,978	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.670%	9/13/19	23,000,000	22,999,974	(a)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.095%)	1.999%	9/20/19	$79,400,000	$79,400,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090%)	1.660%	9/27/19	100,000,000	99,980,093	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.670%	10/10/19	80,000,000	79,990,070	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.670%	11/15/19	175,000,000	175,000,000	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	2.018%	1/27/20	125,000,000	125,219,827	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.920%)	1.830%	2/10/20	50,000,000	49,974,766	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	1.658%	6/11/18	50,000,000	49,977,083	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.688%	6/14/18	25,000,000	24,984,833	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.341%	6/22/18	95,000,000	94,926,296	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.405 - 1.526%	8/3/18	165,000,000	164,577,638	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.557%	8/6/18	100,000,000	99,717,667	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.476%	8/9/18	75,000,000	74,790,125	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.436%	8/14/18	50,000,000	49,854,056	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.447%	8/28/18	50,000,000	49,825,222	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.448%	9/7/18	65,000,000	64,746,969	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.919%	9/26/18	15,000,000	14,907,375	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.724%	10/19/18	25,000,000	24,834,722	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.725%	10/29/18	145,000,000	143,972,917	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.645%	10/30/18	50,000,000	49,660,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.513%	11/2/18	20,000,000	19,872,522	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.757%	11/16/18	25,000,000	24,798,167	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.788%	11/19/18	15,000,000	14,874,600	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.758 - 1.789%	11/28/18	65,000,000	64,430,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.779%	11/30/18	50,000,000	49,557,639	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.052%	12/17/18	25,000,000	24,720,847	(b)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR + 0.050%)	2.018%	10/26/18	44,000,000	43,999,994	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.030%)	1.905%	1/18/19	190,000,000	189,999,920	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.155%)	2.204%	1/24/19	90,000,000	90,016,848	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.837%	2/4/19	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.838%	3/14/19	110,000,000	110,000,107	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.888%	4/26/19	31,500,000	31,500,000	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.105%)	1.863%	5/28/19	100,000,000	100,000,139	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.160%)	2.159%	5/28/19	100,000,000	100,028,682	(a)
Federal Home Loan Bank (FHLB), Discount Notes	1.717%	6/13/18	100,000,000	99,943,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.508%	6/15/18	150,000,000	149,912,500	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Home Loan Bank (FHLB), Discount Notes	1.519%	6/20/18	$100,000,000	$99,920,306	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.732%	6/25/18	100,000,000	99,885,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.552 - 1.755%	6/27/18	200,000,000	199,762,389	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.759%	6/29/18	94,375,000	94,246,251	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.805%	7/6/18	117,200,000	116,994,900	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.758 - 1.817%	7/13/18	252,742,000	252,222,293	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.794%	7/18/18	250,000,000	249,417,070	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.823 - 1.826%	7/20/18	349,625,000	348,760,669	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.867%	7/25/18	200,000,000	199,442,600	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.801%	7/26/18	73,500,000	73,298,998	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.888%	8/8/18	200,000,000	199,290,156	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.000%	10/19/18	69,000,000	68,468,700	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.020%	10/23/18	100,000,000	99,200,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.031%	12/13/18	70,000,000	69,241,667	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 mo. USD LIBOR - 0.100%)	1.823%	8/8/19	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.647%	6/4/18	50,000,000	49,993,167	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.711 - 1.735%	6/20/18	122,350,000	122,239,022	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.823%	7/23/18	378,516,000	377,523,656	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.834%	8/2/18	300,000,000	299,057,083	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.643%	8/3/18	146,164,000	145,747,067	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.870 - 1.904%	8/20/18	175,000,000	174,270,833	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.904 - 1.909%	8/27/18	286,697,000	285,383,141	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (1 mo. USD LIBOR - 0.160%)	1.788%	7/19/18	125,000,000	125,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (3 mo. USD LIBOR - 0.280%)	2.073%	8/10/18	97,000,000	96,992,999	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (3 mo. USD LIBOR - 0.250%)	2.088%	10/10/18	150,000,000	150,000,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	1.672%	6/13/18	53,866,000	53,836,015	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.658%	6/18/18	150,000,000	149,883,125	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.722%	7/3/18	50,000,000	49,923,778	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.798 - 1.808%	7/18/18	75,000,000	74,824,403	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.833%	7/25/18	61,120,000	60,952,684	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal National Mortgage Association (FNMA), Discount Notes	1.828 - 1.830%	8/1/18	$225,000,000	$224,305,659	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.899%	8/15/18	225,000,000	224,114,062	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.909%	8/29/18	100,000,000	99,530,278	(b)

Total U.S. Government Agencies				9,699,596,575

U.S. Treasury Bills - 4.4%
U.S. Treasury Bills	1.558%	7/5/18	130,000,000	129,810,186	(b)
U.S. Treasury Bills	1.603%	7/19/18	100,000,000	99,788,000	(b)
U.S. Treasury Bills	1.834 - 1.846%	8/23/18	625,000,000	622,374,117	(b)

Total U.S. Treasury Bills				851,972,303

U.S. Treasury Notes - 10.2%
U.S. Treasury Notes	1.000%	8/15/18	350,000,000	349,394,368
U.S. Treasury Notes	1.500%	8/31/18	1,035,232,000	1,034,285,148
U.S. Treasury Notes	0.750%	9/30/18	113,000,000	112,725,221
U.S. Treasury Notes	1.375%	9/30/18	100,000,000	99,928,285
U.S. Treasury Notes	0.750%	10/31/18	150,000,000	149,207,028
U.S. Treasury Notes	1.375%	11/30/18	100,000,000	99,775,781
U.S. Treasury Notes	1.375%	12/31/18	100,000,000	99,575,891

Total U.S. Treasury Notes				1,944,891,722

Repurchase Agreements - 33.2%
Bank of America N.A. tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $275,013,521; (Fully collateralized by various U.S. government obligations, 1.375% to 3.375% due 3/31/20 to 5/15/44; Market value - $280,500,056)	1.770%	6/1/18	275,000,000	275,000,000
Bank of Montreal tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $300,014,333; (Fully collateralized by various U.S. government obligations, 0.000% to 4.625% due 3/28/19 to 5/15/47; Market value - $306,000,065)	1.720%	6/1/18	300,000,000	300,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $750,036,875; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 8/31/19 to 5/15/47; Market value - $765,037,711)	1.770%	6/1/18	750,000,000	750,000,000
Credit Agricole SA tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $100,004,778; (Fully collateralized by U.S. government obligations, 2.000% due 2/15/25; Market value - $102,000,014)	1.720%	6/1/18	100,000,000	100,000,000
Credit Agricole SA tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $800,038,667; (Fully collateralized by various U.S. government obligations, 2.125% to 2.250% due 12/31/22 to 1/31/24; Market value - $816,000,005)	1.740%	6/1/18	800,000,000	800,000,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - (continued)
Federal Reserve Bank of New York tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $10,000,417; (Fully collateralized by various U.S. government obligations, 2.000% due 2/15/22 to 11/15/26; Market value - $10,000,499)	1.500%	6/1/18	$10,000,000	$10,000,000
State Street Bank & Trust Co. repurchase agreement dated 5/31/18; Proceeds at maturity - $205,254,846; (Fully collateralized by various U.S. government obligations, 0.125% to 2.750% due 8/15/19 to 11/15/23; Market value - $209,355,840)	0.850%	6/1/18	205,250,000	205,250,000
State Street Bank & Trust Co. repurchase agreement dated 5/31/18; Proceeds at maturity - $700,034,611; (Fully collateralized by various U.S. government obligations, 2.250% to 2.875% due 2/28/23 to 8/15/47; Market value - $714,001,513)	1.780%	6/1/18	700,000,000	700,000,000
ING U.S. Funding LLC tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $650,030,694; (Fully collateralized by various U.S. government obligations, 0.000% to 6.250% due 6/30/18 to 11/15/47; Market value - $663,000,041)	1.700%	6/1/18	650,000,000	650,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $450,020,875; (Fully collateralized by various U.S. government obligations, 0.000% to 8.750% due 8/9/18 to 5/15/48; Market value - $459,000,039)	1.670%	6/1/18	450,000,000	450,000,000
Royal Bank of Canada tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $450,021,250; (Fully collateralized by various U.S. government agency obligations, 0.125% to 7.625% due 9/30/18 to 5/15/46; Market value - $459,000,000)	1.700%	6/1/18	450,000,000	450,000,000
Societe Generale NY tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $800,039,778; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.000% due 11/8/18 to 2/15/48; Market value - $816,000,019)	1.790%	6/1/18	800,000,000	800,000,000
Toronto Dominion Bank NY tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $150,007,250; (Fully collateralized by various U.S. government obligations, 0.875% to 1.375% due 9/15/19 to 3/31/20; Market value - $153,000,036)	1.740%	6/1/18	150,000,000	150,000,000
Wells Fargo Bank N.A. tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $700,034,611; (Fully collateralized by various U.S. government obligations, 0.000% to 3.000% due 6/21/18 to 5/15/47; Market value - $714,000,020)	1.780%	6/1/18	700,000,000	700,000,000

Total Repurchase Agreements				6,340,250,000

TOTAL INVESTMENTS - 98.5% (Cost - $18,836,710,600)				18,836,710,600
Other Assets in Excess of Liabilities - 1.5%				279,754,323

TOTAL NET ASSETS - 100.0%				$19,116,464,923

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$18,836,710,600	—	$18,836,710,600

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2018